Segment reporting - Geographic (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues and non-current assets by geographical region
Revenues	€ 24,602	€ 26,009	€ 23,178
Non-current assets	30,792	31,416
EMEA
Revenues and non-current assets by geographical region
Revenues	11,265	14,673	14,832
Non-current assets	22,951	26,651
Germany
Revenues and non-current assets by geographical region
Revenues	4,474	6,605	5,677
Non-current assets	22,948	25,104
France
Revenues and non-current assets by geographical region
Revenues	1,314	2,667	2,611
Great Britain
Revenues and non-current assets by geographical region
Revenues	1,224	1,050	1,459
Non-current assets	3	1,547
Others-EMEA
Revenues and non-current assets by geographical region
Revenues	4,253	4,351	5,085
Asia Pacific
Revenues and non-current assets by geographical region
Revenues	6,302	5,450	2,526
Non-current assets	2,095	1,090
Indonesia
Revenues and non-current assets by geographical region
Revenues	55	1,819
China
Revenues and non-current assets by geographical region
Revenues	3,993	2,134	1,549
South Korea
Revenues and non-current assets by geographical region
Revenues	1,242	888	721
Others-Asia Pacific
Revenues and non-current assets by geographical region
Revenues	1,012	609	256
Americas
Revenues and non-current assets by geographical region
Revenues	7,035	5,886	5,820
Non-current assets	5,746	3,675
United States
Revenues and non-current assets by geographical region
Revenues	6,843	5,802	5,474
Non-current assets	5,746	3,675
Others-Americas
Revenues and non-current assets by geographical region
Revenues	€ 192	€ 84	€ 346